Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities:
Net (loss) income	$ (430,102,758)	$ 3,024,796
Total duties, taxes and other	84,945,189	166,131,774
Depreciation and amortization of wells, pipelines, properties, plant and equipment	109,420,397	87,402,614
Amortization of intangible assets	298,749	378,652
Impairment of wells, pipelines, properties, plant and equipment	51,841,445	74,197,552
Capitalized unsuccessful wells	4,492,794	3,585,484
Unsuccessful wells from intangible assets	13,340,903	19,053,508
Loss from disposal of wells, pipelines, properties, plant and equipment	1,696,587	16,392,204
Depreciation of rights of use	4,510,326	4,391,365
Cancellation of leases	0	(123,724)
Unrealized foreign exchange loss of reserve for well abandonment	3,736,910	3,069,700
(Profit) sharing in associates, net	(421,839)	(320,176)
Unrealized foreign exchange loss (income)	236,653,268	(168,939,695)
Financing cost	113,713,251	111,286,524
Financing income	(12,269,991)	(15,735,423)
Funds from operating activities	181,855,231	303,795,155
Funds from operating activities
Profit-sharing duty and income tax paid	(46,370,908)	(165,317,531)
Derivative financial instruments	10,275,027	15,349,280
Customers and accounts receivable	70,028,437	(2,687,184)
Inventories	6,121,066	3,828,046
Accounts payable and accrued expenses	13,828,090	4,949,581
Suppliers	39,691,932	4,035,909
Provisions for sundry creditors	1,041,755	9,776,998
Employee benefits	41,704,473	41,411,517
Other taxes and duties	(48,812,480)	45,967,953
Net cash flows from operating activities	269,362,623	261,109,724
Investing activities
Interest collected	5,254,829	1,897,776
Other assets	(1,857,764)	11,713,758
Acquisition of wells, pipelines, properties, plant and equipment	(194,810,063)	(181,769,291)
Acquisition of intangible assets	(25,100,939)	(28,260,549)
Net cash flows (used in) investing activities	(216,513,937)	(196,418,306)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	150,509,050	102,670,507
Collections from the Mexican Government	20,936,777	31,470,648
Interest collected from the Mexican Government	4,328,054	6,760,491
Lease payments	(5,114,630)	(4,438,198)
Interest of lease paid	(1,583,972)	(1,698,701)
Loans obtained from financial institutions	802,721,233	567,881,697
Debt payments, principal only	(904,734,885)	(626,358,506)
Interest paid	(121,804,035)	(121,388,570)
Net cash flows (used in) financing activities	(54,742,408)	(45,100,632)
Net (decrease) increase in cash and cash equivalents	(1,893,722)	19,590,786
Effects of foreign exchange on cash balances	26,275,406	(13,298,356)
Cash and cash equivalents at the beginning of the year	68,747,376	64,414,511
Cash and cash equivalents at the end of the period (Note 9)	$ 93,129,060	$ 70,706,941